Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities	18. Accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
Trade payables	9,774	4,172
Accrued and other liabilities	38,379	34,280
	48,153	38,452